FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4:-       FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its cash equivalents and available for sale marketable securities at fair value on recurring basis. Cash equivalents and marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

The Company's financial assets measured at fair value on a recurring basis, including interest receivable components consisted of the following types of instruments as of December 31, 2014 and 2013:

	December 31, 2014
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$736	$-	$-	$736

Available-for-sale:

Foreign banks and government debentures	-	82,662	-	82,662
Corporate debentures	-	61,305	-	61,305

Total financial assets	$736	$143,967	$-	$144,703

	December 31, 2013
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$79	$-	$-	$79

Available-for-sale:

Foreign banks and government debentures	-	88,701	-	88,701
Corporate debentures	-	55,048	-	55,048

Total financial assets	$79	$143,749	$-	$143,828